LOSS PER SHARE	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
LOSS PER SHARE

NOTE 8 - LOSS PER SHARE

a.	Basic

Loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of ordinary shares in issue (in thousands excluding loss per share data):

	Six months ended on June 30		Three months ended June 30
	2024	2023	2024	2023
Loss for the period	(7,969)	(9,500)	(3,013)	(3,973)
Weighted average of ordinary shares	35,059	33,023	36,224	33,075
Basic loss per ordinary share	(0.227)	(0.288)	(0.083)	(0.120)

b.	Diluted

Instruments that can potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share, as their impact was anti-dilutive (thousands of shares):

	June 30, 2024	June 30, 2023
Options and unvested RSU issued as part of share-based payment	2,832	3,737